Common Stock and Stock Plans, Common Stock Shares Reserved, Issued and Authorized (Details) - shares	Dec. 31, 2018	Dec. 31, 2017
Reserved, Issued and Authorized Common Stock [Abstract]
Total shares reserved	445,291,162
Shares issued	5,481,811,474	5,481,811,474
Shares not reserved or issued	3,072,897,364
Total shares authorized	9,000,000,000	9,000,000,000
Dividend Reinvestment and Common Stock Purchase Plans [Member]
Reserved, Issued and Authorized Common Stock [Abstract]
Total shares reserved	9,114,931
Director Awards [Member]
Reserved, Issued and Authorized Common Stock [Abstract]
Total shares reserved	447,526
Stock Plan [Member]
Reserved, Issued and Authorized Common Stock [Abstract]
Total shares reserved	369,893,237
Convertible Securities And Warrants [Member]
Reserved, Issued and Authorized Common Stock [Abstract]
Total shares reserved	65,835,468